UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-22066
                                               --------------------

                       Cornerstone Progressive Return Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        383 Madison Avenue, New York, NY                           10179
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    (Address of principal executive offices)                     (Zip code)

                                 Kayadti Madison

   Cornerstone Progressive Return Fund, 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                     --------------------

Date of fiscal year end:       December 31, 2007
                               -----------------

Date of reporting period:      September 30, 2007
                               ------------------

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         NO. OF
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------

EQUITY SECURITIES - 65.47%
  CLOSED-END FUNDS - 0.16%
    Dreman/Claymore Dividend & Income Fund ^                 50    $         999
    John Hancock Bank and Thrift Opportunity Fund        23,800          194,922
                                                                   -------------
                                                                         195,921
                                                                   -------------
  CONSUMER DISCRETIONARY - 4.27%
    Amazon.com, Inc. *                                    3,000          279,450
    Coach, Inc. *                                         4,000          189,080
    Ford Motor Company ^ *                               10,000           84,900
    Home Depot, Inc. (The)                               21,000          681,240
    Johnson Controls, Inc.                                2,500          295,275
    Kohl's Corporation *                                  3,500          200,655
    Lowe's Companies, Inc.                               14,000          392,280
    McDonald's Corporation                               12,500          680,875
    NIKE, Inc., Class B                                   5,000          293,300
    Omnicom Group Inc.                                    4,000          192,360
    Target Corporation ^                                  9,000          572,130
    Time Warner Inc.                                     33,000          605,880
    Walt Disney Company (The)                            22,000          756,580
                                                                   -------------
                                                                       5,224,005
                                                                   -------------
  CONSUMER STAPLES - 6.43%
    Coca-Cola Company (The)                              25,000        1,436,750
    CVS Corporation                                      10,000          396,300
    Kraft Foods Inc, Class A ^                            8,000          276,080
    PepsiCo, Inc.                                        17,000        1,245,420
    Procter & Gamble Company (The) ^                     35,000        2,461,900
    Walgreen Co.                                         11,000          519,640
    Wal-Mart Stores, Inc.                                35,000        1,527,750
                                                                   -------------
                                                                       7,863,840
                                                                   -------------
  ENERGY - 7.18%
    Chevron Corporation ^                                15,000        1,403,700
    ConocoPhillips ^                                     12,000        1,053,240
    Exxon Mobil Corporation ^                            45,000        4,165,200
    Halliburton Company                                  11,000          422,400
    Schlumberger Limited                                 12,500        1,312,500
    Spectra Energy Corporation                            8,000          195,840
    Weatherford International Ltd. *                      3,500          235,130
                                                                   -------------
                                                                       8,788,010
                                                                   -------------
  FINANCIALS - 11.45%
    AFLAC Incorporated                                    5,000          285,200
    American Express Company                             12,500          742,125
    American International Group, Inc.                   26,000        1,758,900
    Bank of America Corporation                          10,000          502,700
    Charles Schwab Corporation (The) ^                   12,000          259,200
    Citigroup Inc.                                       50,000        2,333,500
    Fifth Third Bancorp ^                                 6,000          203,280
    Franklin Resources, Inc. ^                            2,500          318,750
    Goldman Sachs Group, Inc. (The) ^                     5,000        1,083,700
    JPMorgan Chase & Co.                                 35,000        1,603,700
    Lehman Brothers Holdings Inc. ^                      12,000          740,760
    Merrill Lynch & Co., Inc. ^                           9,000          641,520
    Metlife, Inc. ^                                       8,000          557,840



                                                         NO. OF
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------

    Prudential Financial, Inc.                            5,000          487,900
    Travelers Companies, Inc. (The)                       7,000          352,380
    Wachovia Corporation                                 19,000          952,850
    Wells Fargo & Company                                33,000        1,175,460
                                                                   -------------
                                                                      13,999,765
                                                                   -------------
  HEALTHCARE - 7.89%
    Abbott Laboratories                                   8,000          428,960
    Aetna Inc.                                            6,000          325,620
    Amgen Inc. *                                         12,000          678,840
    Biogen Idec Inc. *                                    3,500          232,155
    Bristol-Myers Squibb Company ^                       20,000          576,400
    Celgene Corporation *                                 4,000          285,240
    Eli Lilly and Company                                12,000          683,160
    Gilead Sciences, Inc. *                              10,000          408,700
    Johnson & Johnson                                    22,000        1,445,400
    Medco Health Solutions, Inc. *                        3,000          271,170
    Medtronic, Inc. ^                                    12,000          676,920
    Merck & Co. Inc.                                     35,000        1,809,150
    Schering-Plough Corporation                          14,000          442,820
    Stryker Corporation                                   4,000          275,040
    UnitedHealth Group Incorporated ^                     6,000          290,580
    WellPoint Inc. *                                      6,500          512,980
    Wyeth                                                 7,000          311,850
                                                                   -------------
                                                                       9,654,985
                                                                   -------------
  INDUSTRIALS - 8.42%
    3M Co.                                                8,000          748,640
    Allied Waste Industries, Inc. ^ *                     2,500           31,875
    Boeing Company (The)                                  8,000          839,920
    Caterpillar Inc.                                      7,000          549,010
    CSX Corporation                                       5,000          213,650
    Emerson Electric Co.                                  8,000          425,760
    General Dynamics Corporation                          4,000          337,880
    General Electric Company                             90,000        3,726,000
    Honeywell International Inc.                          9,000          535,230
    Illinois Tool Works Inc.                              4,000          238,560
    Norfolk Southern Corporation                          4,000          207,640
    Precision Castparts Corp.                             2,500          369,950
    Raytheon Company ^                                    4,000          255,280
    United Parcel Service, Inc., Class B                 11,000          826,100
    United Technologies Corporation                      10,000          804,800
    Waste Management, Inc.                                5,000          188,700
                                                                   -------------
                                                                      10,298,995
                                                                   -------------
  INFORMATION TECHNOLOGY - 12.88%
    Apple Computer, Inc. *                                9,000        1,381,860
    Applied Materials, Inc.                              15,000          310,500
    Cisco Systems, Inc. *                                66,000        2,185,260
    Corning Incorporated                                 16,000          394,400
    Dell Inc. ^ *                                        12,000          331,200
    eBay Inc. *                                          16,000          624,320
    EMC Corporation ^ *                                  26,000          540,800
    Google Inc. *                                         3,500        1,985,445
    Hewlett-Packard Company                              22,000        1,095,380
    Intel Corporation                                    45,000        1,163,700
    International Business Machines Corporation          15,000        1,767,000
    Juniper Networks, Inc. *                              6,000          219,660
    Microsoft Corporation                                50,000        1,473,000
    Oracle Corporation *                                 54,000        1,169,100
    QUALCOMM Inc.                                        17,000          718,420
    Sun Microsystems, Inc. *                             10,000           56,100
    Texas Instruments Incorporated                        7,000          256,130


                                                         NO. OF
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------

    Xerox Corporation *                                   5,000           86,700
                                                                   -------------
                                                                      15,758,975
                                                                   -------------
  MATERIALS - 2.07%
    Alcoa Inc.                                            9,000          352,080
    Dow Chemical Company (The)                           10,000          430,600
    E. I. du Pont de Nemours and Company                 10,000          495,600
    Freeport-McMoRan Copper & Gold, Inc.                  2,500          262,225
    International Paper Company                           5,000          179,350
    Monsanto Company ^                                    6,000          514,440
    Praxair, Inc.                                         3,500          293,160
                                                                   -------------
                                                                       2,527,455
                                                                   -------------
  TELECOMMUNICATION SERVICES - 3.08%
    AT&T Inc.                                            62,000        2,623,220
    Qwest Communications International Inc. *            19,000          174,040
    Verizon Communications Inc.                          22,000          974,160
                                                                   -------------
                                                                       3,771,420
                                                                   -------------
  UTILITIES - 1.64%
    American Electric Power Company, Inc.                 4,000          184,320
    Duke Energy Corporation                              20,000          373,800
    Exelon Corporation                                    7,000          527,520
    FPL Group, Inc.                                       4,000          243,520
    PPL Corporation                                       4,000          185,200
    Southern Company (The)                                8,000          290,240
    Williams Companies, Inc. (The)                        6,000          204,360
                                                                   -------------
                                                                       2,008,960
                                                                   -------------
TOTAL EQUITY SECURITIES
  (cost - $79,088,743)                                                80,092,331
                                                                   -------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                        (000'S)
                                                        ---------
SHORT-TERM INVESTMENTS - 44.16%
  REPURCHASE AGREEMENTS - 44.16%
    Bear, Stearns & Co. Inc.
    (Agreements dated 9/28/2007 to be
    repurchased at $53,361,528,
    3.9500%, 10/1/2007, collateralized by
    $54,891,646 in United States
    Treasury Strips)                              $      53,344       53,343,969
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 9/28/2007 to be
    repurchased at $552,537,
    2.6250%, 10/1/2007, collateralized by
    $568,656 in United States
    Treasury Strips)                                        552          552,416
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 9/28/2007 to be
    repurchased at $123,179,
    5.2500%, 10/1/2007, collateralized by
    $128,926 in United States
    Treasury Strips)                                        123          123,125
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS
  (cost - $54,019,510)                                                54,019,510
                                                                   -------------
TOTAL INVESTMENTS - 109.63%
  (cost - $133,108,253)                                              134,111,841
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.63)%                      (11,780,213)
                                                                   -------------
NET ASSETS - 100.00%                                               $ 122,331,628
                                                                   =============


------------
^    Security or a portion thereof is out on loan.
*    Non-income producing security.
+    Stated interest rate, before rebate earned by borrower of securities on loan.
++   Represents investment purchased with collateral received for securities on loan.

Federal Income Tax Cost: At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $133,108,253, $1,349,765, ($346,177), $1,003,588, respectively.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's prospectus filed with the Securities and Exchange Commission on Form 497 on September 10, 2007 with a file number 333-142920.

Other information regarding the Fund is available in the Fund's prospectus filed with the Securities and Exchange Commission on Form 497 on September 10, 2007, file number 333-142920. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Progressive Return Fund


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2007


      /s/ Kayadti Madison
      --------------------
      Name:  Kayadti Madison
      Title: Principal Financial Officer
      Date:  November 26, 2007